As filed with the Securities and Exchange Commission on November 12, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated

SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 38.8%

Business Services: 2.5%
795,184	j2 Global Communications, Inc.*	$18,917,427

Commercial Banking: 1.0%
40,074	American National Bankshares, Inc.	879,224
398,801	Cardinal Financial Corp.	3,832,478
65,000	Middleburg Financial Corp.	914,550
199,862	Southern National Bancorp of Virginia*	1,447,001
14,476	SunTrust Banks, Inc.	373,915
		7,447,168

Communications Equipment: 2.0%
2,213,425	Harmonic, Inc.*	15,228,364

Construction & Engineering: 4.5%
315,700	EMCOR Group, Inc.*	7,763,063
526,448	MasTec, Inc.*	5,432,943
626,255	Michael Baker Corp.* º	20,641,365
		33,837,371

Consumer Goods: 1.4%
1,096,472	Prestige Brands Holdings, Inc.*	10,844,108

Electrical Equipment: 0.1%
17,400	Emerson Electric Co.	916,284

Food - Packaged: 2.8%
359,870	Ralcorp Holdings, Inc.*	21,045,198

Insurance: 7.6%
505,425	Assurant, Inc.	20,570,798
520,917	Global Indemnity plc * #	8,360,718
270,192	PartnerRe, Ltd.#	21,663,995
236,050	W.R. Berkley Corp.	6,389,874
		56,985,385

Machinery: 0.1%
20,000	Pentair, Inc.	672,600

Management Consulting: 3.3%
708,036	FTI Consulting, Inc.*	24,561,769

Oil & Gas Exploration & Production: 3.0%
5,626	ConocoPhillips	323,101
108,400	Energen Corp.	4,956,048
22,280	EOG Resources, Inc.	2,071,372
375,296	Rosetta Resources, Inc.*	8,815,703
192,000	Suncor Energy, Inc.#	6,249,600
		22,415,824

Real Estate: 0.1%
4,500	First Potomac Realty Trust	67,500
27,500	Urstadt Biddle Properties, Inc. - Class A	497,200
		564,700

Restaurants: 0.6%
216,475	Red Robin Gourmet Burgers, Inc. *	4,245,075

Savings Institutions: 0.2%
109,187	BCSB Bancorp, Inc.*	1,037,276
56,400	OceanFirst Financial Corp.	692,028
		1,729,304

Semiconductors & Semiconductor Equipment: 0.7%
34,093	Rudolph Technologies, Inc.*	283,313
264,405	Tessera Technologies, Inc.*	4,891,492
		5,174,805

Specialty Metals: 1.6%
352,967	Carpenter Technology Corp.	11,898,518

Telecommunications: 1.1%
459,785	NTELOS Holdings Corp.	7,779,562
11,250	Verizon Communications, Inc.	366,637
		8,146,199

Truck Dealerships: 1.0%
211,930	Rush Enterprises, Inc. - Class A*	3,251,006
295,798	Rush Enterprises, Inc. - Class B*	4,067,222
		7,318,228

Utilities: 2.8%
766,067	PPL Corp.	20,860,004

Waste Management Services: 2.4%
577,958	Republic Services, Inc.	17,621,939

TOTAL COMMON STOCKS
(cost $235,921,848)		290,430,270

INVESTMENT COMPANIES: 0.2%
169,436	NGP Capital Resources Co.
	(cost $2,248,098)	1,535,090

Principal		Value
CONVERTIBLE BONDS: 14.6%

Biotechnology: 2.1%
$16,580,000	Affymetrix, Inc., 3.500%, 1/15/38	$15,626,650

Communication Equipment Manufacturing: 0.8%
5,966,000	ADC Telecommunications, 1.121%, 6/15/13	5,943,628

Construction & Engineering: 0.2%
1,307,000	MasTec, Inc., 4.000%, 6/15/14	1,310,268

Educational: 2.2%
17,175,000	School Specialty, Inc., 3.750%, 11/30/26	16,745,625

Financial Services: 0.5%
3,834,000	Dollar Financial Corp., 2.875%, 6/30/27	3,493,733

Home Improvements: 2.3%
33,616,000	Masco Corp., 0.000%, 7/20/31	17,606,380

Housewares: 0.0%
226,000	Lifetime Brands, Inc., 4.750%, 7/15/11	225,435

Medical Equipment: 3.2%
14,213,000	Hologic, Inc., 2.000%, 12/15/37	13,218,090
10,870,000	Integra Lifesciences Holdings, 2.375%, 6/1/12 - 144A	10,530,312
		23,748,402

Movie Theater: 0.1%
433,000	Regal Entertainment Group, 6.250%, 3/15/11 - 144A	443,825

Real Estate: 0.7%
5,375,000	Alexandria Real Estate, Inc., 3.700%, 1/15/27 - 144A	5,301,094

Semiconductors & Semiconductor Equipment: 2.5%
4,911,000	Advance Micro Devices, Inc., 5.750%, 8/15/12	5,021,497
14,875,000	Sandisk Corp., 1.000%, 5/15/13	13,722,187
		18,743,684

TOTAL CONVERTIBLE BONDS
(cost $100,216,907)		109,188,724

CORPORATE BONDS: 25.9%

Asset Management: 0.2%
580,000	Janus Capital Group, Inc., 6.500%, 6/15/12	608,640
625,000	Waddell & Reed Financial, Inc., 5.600%, 1/15/11	633,518
		1,242,158

Automotive: 1.2%
8,700,000	Sonic Automotive, Inc., 8.625%, 8/15/13	8,895,750

Business Equipment: 1.8%
100,000	Xerox Corp., 6.875%, 8/15/11	104,988
13,209,000	Xerox Corp., 7.625%, 6/15/13	13,377,164
		13,482,152

Communication Equipment Manufacturing: 0.0%
121,000	Motorola, Inc., 7.625%, 11/15/10	121,971

Floor Covering: 0.5%
3,453,000	Mohawk Industries, Inc., 6.500%, 1/15/11	3,500,479

Footwear: 1.5%
10,776,000	Brown Shoe Company, Inc., 8.750%. 5/1/12	11,072,340

Insurance: 0.2%
1,669,000	Assurant, Inc., 5.625%, 2/15/14	1,782,727

Oil & Gas Exploration & Production: 3.4%
4,715,000	Energen Corp., 7.625%, 12/15/10	4,775,503
6,765,000	Forest Oil Corp., 8.000%, 12/15/11	7,187,813
5,007,000	Frontier Oil Corp., 6.625%, 10/1/11	5,050,811
7,269,000	Harvest Operations Corp., 7.875%, 10/15/11#	7,330,786
968,000	KCS Energy, Inc., 7.125%, 4/1/12	972,840
		25,317,753

Oil & Gas Pipelines: 0.2%
560,000	El Paso Corp., 7.000%, 5/15/11	577,227
834,000	Sonat, Inc., 7.625%, 7/15/11	868,770
		1,445,997

Retail - Electronics: 2.8%
14,503,000	GameStop Corp., 8.000%, 10/1/12	14,919,961
5,692,000	RadioShack Corp., 7.375%, 5/15/11	5,919,680
		20,839,641
Specialty Chemicals: 2.8%
20,762,000	Polypore, Inc., 8.750%, 5/15/12	20,917,715

Telecommunications: 0.2%
1,467,000	Millicom International Cellular S.A, 10.000%, 12/1/13 #	1,516,511

Transportation Equipment Manufacturing: 1.3%
9,094,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	9,662,375

Utilities: 5.6%
175,000	Aquila, Inc., 7.950%, 2/1/11	178,721
10,131,000	Aquila, Inc., 11.875%, 7/1/12	11,663,081
25,071,000	Mirant North America, LLC, 7.375%, 12/31/13	25,948,485
3,582,000	National Fuel Gas Co., 6.700%, 11/21/11	3,801,172
700,000	Reliant Energy Reserve Corp., 7.750%, 2/15/11	717,524
		42,308,983

Warehousing & Storage: 1.3%
9,487,000	Iron Mountain, Inc., 7.750%, 1/15/15	9,629,305

Waste Management Services: 0.5%
3,059,000	Allied Waste North America, Inc., 6.500%, 11/15/10	3,079,202
185,000	Allied Waste North America, Inc., 5.750%, 2/15/11	187,926
783,000	Allied Waste North America, Inc., 6.375%, 4/15/11	805,734
		4,072,862

Wood Product Manufacturing: 2.4%
16,568,000	Leucadia National Corp., 7.000%, 8/15/13	17,810,600
339,000	Leucadia National Corp., 7.750%, 8/15/13	361,035
		18,171,635

TOTAL CORPORATE BONDS
(cost $194,637,403)		193,980,354

	Shares		Value
	SHORT-TERM INVESTMENTS: 20.0%
	Money Market Instruments ^
	31,514,013	AIM Liquid Assets, 0.150%	$ 31,514,013
	31,842,675	AIM STIC Prime Portfolio, 0.150%	31,842,675
	31,262,481	Fidelity Money Market Portfolio, 0.200%	31,262,481
	28,311,151	First American Government Obligations - Class Y, 0.000%	28,311,151
	26,789,589	First American Prime Obligations - Class Y, 0.000%	26,789,589
	TOTAL SHORT-TERM INVESTMENTS
	(cost $149,719,909)		149,719,909

	TOTAL INVESTMENTS IN SECURITIES
	(cost $682,744,165): 99.5%		744,854,347
	Other Assets less Liabilities: 0.5%		4,000,658

	NET ASSETS: 100.0%		$ 748,855,005

*	Non-income producing security.
º	A company is considered to be an affiliate of the Fund under the 1940 Act if the Fund's holdings of that company represent 5% or more of
	the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine months ended
	September 30, 2010 are as follows:

	Issuer Beginning Cost Purchase Cost Sales Cost Ending Cost Dividend Income Shares Value
	Michael Baker Corp. $7,704,447 $8,113,358 $- $15,815,805 $- 626,255 $20,641,365

#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been determined to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of September 30, 2010, the value of these investments was $16,275,231, or 2.2% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments	$ 683,802,460

Gross unrealized appreciation	68,131,594
Gross unrealized depreciation	(7,079,707)
Net unrealized appreciation	$ 61,051,887

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial
Statements in the Fund’s most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	September 30, 2010
	Level 1	Level 2	Level 3	Total

Common Stocks	$290,430,270	$-	$-	$290,430,270
Investment Companies	1,535,090	-	-	1,535,090
Convertible Bonds	-	109,188,724	-	109,188,724
Corporate Bonds	-	193,980,354	-	193,980,354
Short-Term Investments	149,719,909	-	-	149,719,909

Total	$441,685,269	$303,169,078	$-	$744,854,347

Transfers between levels are recognized at the end of the reporting period. During the nine months ended September 30, 2010, the Fund recognized no significant transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                                 Charles vK. Carlson, Chief Executive Officer

Date   November 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                                    Charles vK. Carlson, Chief Executive Officer

Date   November 11, 2010

By (Signature and Title)* /s/ Michael J. Fusting
                                                    Michael J. Fusting, Chief Financial Officer

Date   November 11, 2010

* Print the name and title of each signing officer under his or her signature.